Mandatory Convertible Debentures (Details) - Debentures Subject to Mandatory Redemption [Member]			1 Months Ended	12 Months Ended
	Oct. 09, 2024 $ / shares shares	Jan. 12, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jan. 12, 2024 $ / shares
Share Price [Member]
Mandatory convertible debentures [Line Items]
Risk-free rate					3.4
DevvStream Corp. [Member]
Mandatory convertible debentures [Line Items]
Principal amount		$ 100,000
Volume weighted average trading price period				30 days
Percentage of premium	20.00%
Warrants expire term after conversion date				2 years
Initial fair value was estimated		$ 100,000				$ 100,000
Gain on revaluation				$ (70,500)	$ 27,500	$ 27,500
Conversion of debentures			$ (57,000)	$ (57,000)
Shares issued upon conversion of convertible debt (in Shares) | shares			2,244
Warrants outstanding (in Shares) | shares				1,122
Fair value of warrants				$ 1,889
Transaction costs				$ 7,545
DevvStream Corp. [Member] | De-SPAC transaction [Member]
Mandatory convertible debentures [Line Items]
Convertible debt interest rate		15.00%
De-SPAC transaction period				270 days
Share purchase warrant (in Shares) | shares	0.50
Minimum [Member] | DevvStream Corp. [Member]
Mandatory convertible debentures [Line Items]
Conversion price | $ / shares	$ 10.3
SVS [Member] | DevvStream Corp. [Member] | De-SPAC transaction [Member]
Mandatory convertible debentures [Line Items]
Number of shares issued upon conversion of convertible units (in Shares) | shares	1
SVS [Member] | Minimum [Member] | DevvStream Corp. [Member] | De-SPAC transaction [Member]
Mandatory convertible debentures [Line Items]
Conversion price | (per share)		$ 76.5					$ 10.3